Income Taxes - Summary of Movement in Gross Deferred Income Tax Assets / Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Line Items]
Carrying value, beginning balance	$ 7	$ 30	$ 103
Changes through profit and loss	11	(20)	(72)
Addition through business combination	(10)		(3)
Changes through OCI		(2)	(1)
Translation difference	(5)	(1)	3
Carrying value, ending balance	3	7	30
Property, plant and equipment [member]
Income Taxes [Line Items]
Carrying value, beginning balance	21	35	32
Changes through profit and loss	2	(13)	2
Translation difference	(2)	(1)	1
Carrying value, ending balance	21	21	35
Lease liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	24	23	18
Changes through profit and loss	6	2	4
Translation difference	(3)	(1)	1
Carrying value, ending balance	27	24	23
Accrued compensation to employees
Income Taxes [Line Items]
Carrying value, beginning balance	7	6	7
Changes through profit and loss	2	2	(1)
Translation difference	(1)	(1)
Carrying value, ending balance	8	7	6
Trade Receivables
Income Taxes [Line Items]
Carrying value, beginning balance	28	30	26
Changes through profit and loss	6	(1)	3
Translation difference	(2)	(1)	1
Carrying value, ending balance	32	28	30
Compensated absences
Income Taxes [Line Items]
Carrying value, beginning balance	70	68	57
Changes through profit and loss	6	4	9
Translation difference	(6)	(2)	2
Carrying value, ending balance	70	70	68
Post sales client support
Income Taxes [Line Items]
Carrying value, beginning balance	17	16	15
Changes through profit and loss	14	1	1
Translation difference	(1)
Carrying value, ending balance	30	17	16
Derivative Financial Instruments
Income Taxes [Line Items]
Carrying value, beginning balance	(3)	(8)	21
Changes through profit and loss	3	4	(28)
Changes through OCI			(1)
Translation difference		1
Carrying value, ending balance		(3)	(8)
Credits related to branch profits
Income Taxes [Line Items]
Carrying value, beginning balance	89	48	50
Changes through profit and loss	(2)	42	(1)
Translation difference		(1)	(1)
Carrying value, ending balance	87	89	48
Intangibles arising on business combinations
Income Taxes [Line Items]
Carrying value, beginning balance	(41)	(50)	(56)
Changes through profit and loss	9	8	10
Addition through business combination	(10)		(3)
Translation difference		1	(1)
Carrying value, ending balance	(42)	(41)	(50)
SEZ reinvestment reserve
Income Taxes [Line Items]
Carrying value, beginning balance	(112)	(84)	(11)
Changes through profit and loss	(62)	(32)	(72)
Translation difference	10	4	(1)
Carrying value, ending balance	(164)	(112)	(84)
Branch profit tax
Income Taxes [Line Items]
Carrying value, beginning balance	(110)	(68)	(73)
Changes through profit and loss	5	(42)	5
Carrying value, ending balance	(105)	(110)	(68)
Others
Income Taxes [Line Items]
Carrying value, beginning balance	11	10	14
Changes through profit and loss	21	3	(5)
Changes through OCI		(2)
Translation difference			1
Carrying value, ending balance	32	11	10
Intangible assets
Income Taxes [Line Items]
Carrying value, beginning balance	6	4	3
Changes through profit and loss	1	2	1
Carrying value, ending balance	$ 7	$ 6	$ 4